Tax on Profit/(Loss) for the Year and Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes refund	€ 0.7	€ 0.7	€ 0.7
Tax losses carryforwards	2,371.3	1,985.0
Additional tax deductions, determined by annual warrants exercises by employees	€ 10.6	€ 5.2	€ 4.8